SCHEDULE OF FAIR VALUE OF THE AWARDS AND DSL AWARDS GRANTED IS ESTIMATED AT THE GRANT DATE USING DISCOUNTED (Details) - $ / shares		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Dividend yield		0.00%
Spot price		$ 60.5	$ 2.098	$ 3.685
31-Mar-2023 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	[1]	DCF & EAM
30-Sep-2023 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	[1]	DCF & EAM
Discount rate		18.00%
Terminal growth rate		3.00%
Lack of marketability discount		10.00%
Lack of control discount		20.00%
Expected Volatility	[2]	42.41%
31-Jul-2024 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	[1]	DCF & EAM
Discount rate		16.00%
Terminal growth rate		3.00%
Lack of marketability discount		3.00%
Lack of control discount		20.00%
Expected Volatility	[2]	38.16%
Spot price		$ 0.00005
1-Sep-2025 [member]
IfrsStatementLineItems [Line Items]
Valuation approach		BM
Expected Volatility	[2]	36.49%
Dividend yield		0.00%
Spot price		$ 60.5
Spot price		$ 0.00005
Early-exerise multiple		2.80
Risk Free Rate		3.66%
Option life		1.72
1-Sep-2025 one [member]
IfrsStatementLineItems [Line Items]
Valuation approach		BM
Expected Volatility	[2]	35.49%
Dividend yield		0.00%
Spot price		$ 60.5
Spot price		$ 0.00005
Early-exerise multiple		2.80
Risk Free Rate		3.58%
Option life		2.72
1-Sep-2025 two [member]
IfrsStatementLineItems [Line Items]
Valuation approach		BM
Expected Volatility	[2]	41.26%
Dividend yield		0.00%
Spot price		$ 60.5
Spot price		$ 0.00005
Early-exerise multiple		2.80
Risk Free Rate		3.62%
Option life		3.72
31, March 2023 [member]
IfrsStatementLineItems [Line Items]
Discount rate		17.00%
Terminal growth rate		3.00%
Lack of marketability discount		15.00%
Lack of control discount		20.00%
Expected Volatility	[2]	46.62%

[1]	The equity value at 100% basis is determined using DCF method based on the estimates of cash flows as of the grant date discounted using an appropriate discount rate, having considered relevant risk factors. Volatility is determined based on the average annualized standard deviation of the historical stock prices of listed comparable companies.
[2]	The expected volatility is calculated based on the implied volatility of the comparable companies of the Company with time to maturity close to the share option as of the valuation date.